INTANGIBLE ASSETS AND GOODWILL (Table)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets
The carrying amounts of intangible assets at December 31, 2012 and 2011 are as follows:

	2012	2011
Customer relationships acquired	$1,684	$1,647
Less: Accumulated amortization	(206)	(80)
Balance at December 31,	$1,478	$1,567

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	Amortization expense for the next five years is as follows:
2013	$126
2014	126
2015	126
2016	126
2017	126
Thereafter	848
Total	$1,478

Schedule of Goodwill	The Corporation’s goodwill balance at December 31, 2012 and 2011 was as follows:
	2012	2011
Datum acquisition	$2,306	$2,246